CONVERTIBLE NOTES (Details Textual) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended								0 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended					0 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Oct. 13, 2009	Nov. 30, 2010	Nov. 30, 2009	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Estimate of Fair Value Measurement [Member]	Dec. 31, 2013 Convertible Notes Payable [Member]	Dec. 31, 2013 Fifteen Thousand Note [Member]	Dec. 31, 2013 Twenty Four Thousand Note [Member]	Dec. 31, 2012 Investment Bank of Greece [Member]	Jul. 02, 2012 Senior Convertible 7% Notes [Member]	May 22, 2012 Senior Convertible 7% Notes [Member]	Oct. 13, 2009 Senior Convertible 7% Notes [Member]	Dec. 31, 2012 Senior Convertible 7% Notes [Member]	Dec. 31, 2011 Senior Convertible 7% Notes [Member]	Oct. 13, 2009 Senior Convertible 7% Notes [Member] Cyprus Popular Bank Public Co. Ltd. [Member]	Dec. 31, 2012 Senior Convertible 7% Notes [Member] Investment Bank of Greece [Member]	Nov. 30, 2010 Senior Convertible 4.5% Notes [Member]	Dec. 31, 2013 Senior Convertible 4.5% Notes [Member]	Jun. 19, 2013 8% Notes [Member]	Dec. 31, 2013 8% Notes [Member]	Jun. 19, 2013 8% Notes [Member] Tiger Equity Partners LTD [Member]	Dec. 31, 2013 15% Notes [Member]	Sep. 30, 2013 15% Notes [Member] Good Faith Credit LLC Good Faith [Member]	Feb. 05, 2013 15% Notes [Member] Good Faith Credit LLC Good Faith [Member]	Dec. 31, 2013 8% and 4.4% Note [Member]	Dec. 23, 2013 12% Convertible Debenture [Member]	Dec. 31, 2013 12% Convertible Debenture [Member]		Dec. 31, 2013 Unsecured Convertible Note [Member]		Dec. 27, 2013 Unsecured Convertible Note [Member]	Dec. 31, 2013 8% and 3.9% Senior Secured Note [Member]	Sep. 13, 2013 8% and 3.9% Senior Secured Note [Member]	Dec. 31, 2013 8% and 3.9% Senior Secured Note [Member]	Sep. 13, 2013 8% and 3.9% Senior Secured Note [Member] Fifteen Thousand Note [Member]	Dec. 09, 2013 8% and 3.9% Senior Secured Note [Member] Twenty Four Thousand Note [Member]	Dec. 31, 2013 8% and 3.9% Senior Secured Note [Member] Twenty Four Thousand Note [Member]
Convertible Notes [Line Items]
Proceeds from senior convertible 7% notes, net														$ 145,000						$ 50,000
Debt Instrument, Interest Rate, Stated Percentage				4.50%			4.50%	4.50%						7.00%						4.50%								12.00%						3.90%	8.00%	3.90%
Debt Instrument, Convertible, Conversion Price														$ 4,050												$ 369
Arithmetic Average Of Daily Volume Weighted Average Price																				80.00%
Debt Instrument Portion Of Principal Amount				1,000
Debt Instrument, Face Amount																					2,330,000						1,470	500	55				20,000	24,000	15,000	24,000
Percentage Of Concersion Price																							95.00%
Class Of Warrant Or Right Expiration Of Warrants Or Rights	Oct. 13, 2015
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	926
Class of Warrant or Right, Exercise Price of Warrants or Rights	10,800
Debt Conversion, Converted Instrument, Amount			20,000,000									124,900,000					20,000,000				1,185,000		1,670,000			1,000,000		500,000									15,000,000	24,000,000	24,000,000
Debt Conversion, Converted Instrument, Shares Issued			5,000,000,000	284,230									589,000,000,000									211,846			35,001												85,611		515,464
Contra Liability											100,536
Debt Instrument, Convertible, Beneficial Conversion Feature				248,000											71,561	8,161						0 [1]		(248,000) [2]			0 [3]		0	[4]	0	[5]				0 [6]
Gains (Losses) on Extinguishment of Debt, Total				0	(293,109,000)	0
Long-term Debt, Gross									6,000,000	11,200,000								100																			9,000,000		14,000,000
Sale Leaseback Transaction, Net Book Value, Total		86,800
Sale Leaseback Transaction leaseback charter period		8 years
Sale Leaseback Transaction, Amount Due under Financing Arrangement		40,000
Sale Leaseback Transaction immediate loss																			2,728
Sale Leaseback Transaction immediate Gain																			10,540
Sale Leaseback Transaction unamortized portion																			9,083
Sale Leaseback Transaction amortization expense																			1,316
Shares issued to settle Indebtedness																				243,003
Shares issued to settle Fees																				1,084
Sale Leaseback Transaction Fees																				400
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total				(11,422,000)	(1,800,000)	(166,679,000)														50,574
Debt Instrument, Interest Rate, Increase (Decrease)																				6.50%
Aggregate Indebtedness, Total							62,500
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum																											8.00%
Debt Instrument, Maturity Date, Description				60 days																							September 2014							10 Trading days	60 Trading days
Debt Conversion, Description				These 8% notes are convertible into common shares at a conversion price of 65% of average of the lowest 3 Trading prices during 10 trading day period at holders option, at any time and from time to time																								The Dominion Note is convertible into common shares at a conversion price equal to lesser a) $ 1.35 and b) 70% of average of the lowest 3 VWAP during 15 Trading Day period at holder’s option, at any time and from time to time
Debt Instrument, Periodic Payment																																					1,500,000		2,800,000
Sale of Stock, Price Per Share																																	$ 0.10	$ 0.10		$ 0.10
Debt Instrument, Maturity Date																												Dec. 23, 2014								Dec. 31, 2014
Notes Payable, Total																																		11,200	6,000	11,200
Fair Value Measurements, Valuation Processes, Description				Fair value should be determined based on the total number of shares that will be used to settle the amount. The fair value at inception will be the amount of $50,000 divided by 80%.
Debt Instrument Cash Repaymant Amount																																					125,000
Debt Instrument Repaymant Principle Amount																																					5,875,000		10,000,000
Debt Instrument, Increase, Accrued Interest				$ 6,020,000

[1]	Senior Convertible promissory 8% Note On June 19, 2013, the Company issued a senior convertible promissory note to Tiger Equity Partners Ltd. (“Tiger”) for up to $1,670 (the “Tiger Note”). The Tiger Note is due on June 19, 2014. Borrowings under this note bear a fixed interest rate of 8% per annum on the unpaid principal balance if paid in cash or 15% per annum on the outstanding principal balance if settled by issuance of shares of the Company, at the option of the Company. The Tiger Note contains an anti-dilution adjustments under certain circumstances. At the holder’s option, the Tiger Note is convertible into common shares at a conversion price equal to 95% of the arithmetic average of the closing price of the Company’s common shares on the five trading days prior to and beginning with the date two business days before the maturity date or the conversion date. During December, 2013 the Tiger Note has been converted into 211,846 common shares, including outstanding accrued interest liability. However, there is a true up obligation regarding the fair value of the shares issued.
[2]	Senior Convertible promissory 15% Note On February 5, 2013, the Company issued a senior convertible promissory note to Good Faith Credit LLC (“Good Faith”), for up to $1,000 (the “Good Faith Note”). The Good Faith Note was due in one balloon payment on August 4, 2014. Borrowings under this Good Faith Note bore a fixed interest rate of 10% per annum on the unpaid principal balance and 5% per annum on the outstanding principal balance and any accrued and unpaid cash interest in Company’s common shares or cash, at the option of the Company. The Good Faith Note was convertible into common shares at a conversion price of $369 per share at holder’s option, at any time and from time to time. During September, 2013 the Good Faith Note has been converted into 35,001 common shares, including outstanding accrued interest liability.
[3]	Financial Institutions 8% and 4.4% Note During December 2013, the Company issued convertible promissory notes to financial institutions for the aggregate of $1,525 (The "8% and 4.4% Notes"). These 8% and 4.4% Notes are due in one balloon payment during September and October 2014. Borrowings under these 8% and 4.4.% Notes bear a fixed interest rate of 8% and 4.4% per annum on the unpaid principal balance. These 8% Notes are convertible into common shares at a conversion price of 65% of average of the lowest 3 Trading prices during 10 Trading Day period at holder’s option, at any time and from time to time. As of December 31, 2013 the full amount of these 8% Notes is outstanding. The 4.4% note is payable in monthly installments of $5 including interest. The note is collateralized by certain equipment.
[4]	Convertible Debenture 12% On December 23, 2013, the Company issued a convertible Debenture to Dominion Capital LLC, for up to $500. The Dominion Note is due on December 23, 2014. Borrowings under this note bear a fixed interest rate of 12% per annum on the unpaid principal balance if paid in cash. The Dominion Note also contains interest and anti-dulition adjustments under certain circumstances. The Dominion Note is convertible into common shares at a conversion price equal to lesser a) $ 1.35 and b) 70% of average of the lowest 3 VWAP during 15 Trading Day period at holder’s option, at any time and from time to time. As of December 31, 2013 the full amount of the Dominion Note is outstanding.
[5]	Unsecured Convertible Note On December 27, 2013, the Company issued three Unsecured convertible notes to NM Dauphin & Company Limited, Ray Capital Inc. and Tiger Capital Partners Ltd, for up to $20,000. The three notes are due in 60 days by issuance of common shares par value $0.10 at the Stock price. Borrowings under this note do not bear an interest rate. The three notes are convertible into common shares at a conversion price of average of 10 Trading prices. As of December 31, 2013 the full amount of the three notes is outstanding.
[6]	Senior Secured 8% and 3.9% Note On September13 and December 9, 2013 the Company issued Senior Secured notes to Pallas Holding LLC and Pallas Highwall Mining LLC, for up to $15,000 and $24,000, respectively (the “Pallas Notes”). The Pallas Notes are due in December 31, 2014 by the option of wire transfer or issuance of common shares par value $0.10 at the Stock price. Borrowings under the Pallas Notes bear fixed interest rate 8% and 3.9%, respectively. The Pallas Notes are convertible into common shares at a conversion price of average of 60 Trading days and 10 Trading days, respectively. Regarding the $24,000 senior secured note with Pallas Highwall Mining LLC, the 100% of membership interest in Viking Prep Plant LLC, which were acquired through this senior secured note, has been mortgaged back to Pallas Highwall Mining LLC. As of December 31, 2013 the amount of the Pallas Notes outstanding is $6,000 and $11,200 respectively.